Finance income and cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Analysis of finance income
Interest on cash and equivalents	$ 12,036	$ 2,872		$ 4,384
Interest on asset backed trust notes	711	280		301
Interest on recovery of guarantee deposits	155	379		99
Total finance income	12,902	3,531	[1]	4,784	[1]
Analysis of finance cost
Leases financial cost	174,769	128,159		108,907
Interest on asset backed trust notes	12,049	5,672		5,448
Cost of letter credit notes	4,131	3,025		3,410
Other finance costs	584	1,589		481
Interest on debts and borrowings	533	703		768
Bank fees and others	308	226		176
Financial instruments loss	161			19,130
Total finance costs	192,535	139,374	[1]	138,320	[1]
Capitalized borrowing costs
Interest on debts and borrowings	8,448	7,801		18,640
Capitalized interest	(7,915)	(7,098)		(17,872)
Interest on debts and borrowing in the consolidated statements of operations	$ 533	$ 703		$ 768

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.